CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balance (in shares) at Dec. 31, 2019		3,370,388
Balance at Dec. 31, 2019	$ (1,492,213)	$ 337	$ 0	$ (1,492,550)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of common stock to redemption amount	(347,597)			(347,597)
Net loss	(1,874,080)			(1,874,080)
Balance (in shares) at Dec. 31, 2020		3,370,388
Balance at Dec. 31, 2020	(3,713,890)	$ 337	0	(3,714,227)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Initial classification of forward purchase agreements	(2,174,989)		(2,174,989)
Accretion of common stock to redemption amount	391,507		2,174,989	(1,783,482)
Net loss	(5,702,352)			(5,702,352)
Balance (in shares) at Dec. 31, 2021		3,370,388
Balance at Dec. 31, 2021	$ (11,199,724)	$ 337	$ 0	$ (11,200,061)